STOCK COMPENSATION PROGRAM	12 Months Ended
Feb. 28, 2011
Notes to Financial Statements
STOCK COMPENSATION PROGRAM

12           STOCK COMPENSATION PROGRAM

On March 18, 2009, the board of directors approved the granting of stock options according to the 2009 Nonqualified Stock Option Plan (“2009 Option Plan”) whereby the board is authorized to grant to employees and other related persons stock options to purchase an aggregate of up to 6,000,000 shares of the Company’s common stock. Subject to the adoption of the 2009 Option Plan, the options were granted and vest, pursuant to the terms of the 2009 Option Plan, in six equal installments, with the first installment vesting at the date of grant, and the balance vesting over 2 ½ years, every six months.

In the year ended February 28, 2011, the Company awarded 1,000,000 options to purchase common shares (2010 – 2,150,000) and recorded stock-based compensation expense for the vesting options of $546,054 (2010 - $1,000,201). The following weighted average assumptions were used for the Black-Scholes option-pricing model to value stock options granted in 2010 and 2009:

	2011	2010
Expected volatility	111.59%	105.61%-110.36%
Weighted-average volatility	111.59%	106.89%
Expected dividend rate	-	-
Expected life of options in years	10	3 -10
Risk-free rate	3.43%	1.40% – 3.49%

There were no capitalized stock-based compensation costs at February 28, 2011 or February 28, 2010.

The summary of option activity under the 2009 Option Plan as of February 28, 2011, and changes during the period then ended, is presented below:

Options	Weighted Average Exercise Price	Number of Shares	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value

Balance at March 1, 2010	$0.51	6,560,000
Options granted	0.20	1,000,000
Options exercised	-	-
Options cancelled/forfeited	0.49	(825,000)

Balance at February 28, 2011	0.46	6,735,000	7.66	$154,400

Exercisable at February 28, 2011	$0.52	5,358,333	7.23	$99,917

The weighted-average grant-date fair value of options granted during the year ended February 28, 2011 and February 28, 2010 was $0.19 and $0.32, respectively.

A summary of the status of the Company’s nonvested options as of February 28, 2011, and changes during the year ended February 28, 2011, is presented below:

Non-vested options	Shares	Weighted-average Grant-Date Fair Value
Non-vested at February 28, 2010	2,570,832	$0.29
Granted	1,000,000	0.19
Vested	(2,030,833)	0.27
Cancelled/forfeited	(163,333)	0.22
Non-vested at February 28, 2011	1,376,666	$0.26

As of February 28, 2011, there was an estimated $147,700 of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the 2007, 2008 and 2009 nonqualified stock option plans. That cost is expected to be recognized over a weighted-average period of approximately 1.68 years.